Commitments and Contingencies - Property and Equipment Recorded under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Total assets acquired under capital lease	$ 2,317	$ 2,317
Less: accumulated amortization	(1,693)	(1,029)
Leased property and equipment, net	$ 624	$ 1,288